INTANGIBLE ASSETS - Future periods (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Amortization of intangible assets.
2022	$ 19,703
2023	19,703
2024	19,703
2025	19,703
2026	19,703
Thereafter	49,023
Total	$ 147,538	$ 160,219